Note 3 - Advances for Vessels Under Construction - Capitalized Vessel Construction Cost Roll Forward (Details) - USD ($)	Jun. 30, 2026	Jan. 31, 2026	Dec. 31, 2025
Balance	$ 73,882,170	$ 35,890,936	$ 35,890,936
Advances for vessels under construction	$ 37,991,234